Annual Total Returns[BarChart] - 2015 Retirement Fund - 2015 Retirement Fund	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.09%	10.59%	14.80%	7.16%	0.27%	7.72%	10.64%	(3.01%)	15.34%	7.65%